Shareholder Fees {- Fidelity New Markets Income Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity New Markets Income Fund PRO-11 | Fidelity New Markets Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none